Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of useful lives of furniture and fixtures

Furniture, fixtures and equipment	3	to	7	years
Leasehold improvements			7	years or length of lease term, whichever is shorter

Virtu Financial, LLC and subsidiaries
Schedule of useful lives of furniture and fixtures

Furniture, fixtures and equipment	3	to	7	years
Leasehold improvements			7	years or length of lease term, whichever is shorter